CONSOLIDATED BALANCE SHEETS - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 101	$ 137
Accounts receivable	1,148	2,397
Current income taxes receivable	0	322
Inventory	955	894
Prepaids and other	176	175
Investments	524	893
Current portion of other long-term assets	116	79
Current assets	3,020	4,897
Non-current assets
Exploration and evaluation assets	2,637	2,632
Property, plant and equipment	64,559	65,170
Other long-term assets	1,343	1,168
Assets	71,559	73,867
Current liabilities
Accounts payable	779	775
Accrued liabilities	2,356	2,597
Current income taxes payable	151	0
Current portion of long-term debt	1,141	1,877
Current portion of other long-term liabilities	335	1,012
Current liabilities	4,762	6,261
Non-current liabilities
Long-term debt	19,482	20,581
Other long-term liabilities	3,890	4,397
Deferred income taxes	11,451	10,975
Liabilities	39,585	42,214
SHAREHOLDERS’ EQUITY
Share capital	9,323	9,109
Retained earnings	22,529	22,612
Accumulated other comprehensive income (loss)	122	(68)
Shareholders' equity	31,974	31,653
Liabilities and shareholders' equity	$ 71,559	$ 73,867